UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.8%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	662,947	$12,112,042

REAL ESTATE 98.6%
DIVERSIFIED 9.6%
American Assets Trust	1,630,438	55,010,978
American Realty Capital Properties	6,692,066	93,822,765
Cousins Properties	5,036,215	57,765,386
Forest City Enterprises, Class A(d)	3,717,939	71,012,635
Vornado Realty Trust	2,531,164	249,471,524
		527,083,288
HEALTH CARE 9.7%
Health Care REIT	2,570,892	153,225,163
Healthcare Trust of America, Class A	5,621,524	64,029,159
Omega Healthcare Investors	2,288,373	76,706,263
Ventas	3,936,186	238,414,786
		532,375,371
HOTEL 7.7%
DiamondRock Hospitality Co.	6,400,803	75,209,435
Host Hotels & Resorts	6,975,397	141,182,036
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	2,887,164	41,604,033
Strategic Hotels & Resorts(d)	7,935,543	80,863,183
Sunstone Hotel Investors	5,886,633	80,823,471
		419,682,158
INDUSTRIALS 6.0%
First Industrial Realty Trust	2,265,089	43,761,519
Prologis	7,023,794	286,781,509
		330,543,028
OFFICE 13.3%
Boston Properties	1,846,466	211,475,751
Corporate Office Properties Trust	2,511,883	66,916,563
Douglas Emmett	3,263,011	88,558,119
Empire State Realty Trust, Class A	2,832,484	42,798,833
Kilroy Realty Corp.	1,321,377	77,406,265
PS Business Parks	127,849	10,690,733
SL Green Realty Corp.	2,291,111	230,531,589
		728,377,853

1

	Number of Shares	Value
RESIDENTIAL 14.2%
APARTMENT 14.0%
Apartment Investment & Management Co.	3,471,522	$104,909,395
Equity Residential	5,282,422	306,327,652
Essex Property Trust	239,687	40,758,774
Home Properties	1,769,436	106,378,492
UDR	7,989,976	206,381,080
		764,755,393
MANUFACTURED HOME 0.2%
Toll Brothers(d)	345,732	12,411,779
TOTAL RESIDENTIAL		777,167,172
SELF STORAGE 8.5%
CubeSmart	4,549,436	78,068,322
Extra Space Storage	1,661,724	80,610,231
Public Storage	1,453,758	244,943,685
Sovran Self Storage	815,538	59,901,266
		463,523,504
SHOPPING CENTERS 28.6%
COMMUNITY CENTER 10.3%
DDR Corp.	5,255,662	86,613,310
Kimco Realty Corp.	6,190,523	135,448,643
Ramco-Gershenson Properties Trust	2,407,269	39,238,485
Regency Centers Corp.	2,342,591	119,612,696
Retail Properties of America, Class A	249,766	3,381,832
Tanger Factory Outlet Centers	2,094,432	73,305,120
Weingarten Realty Investors	3,508,930	105,267,900
		562,867,986
FREE STANDING 2.0%
National Retail Properties	1,635,385	56,126,413
Spirit Realty Capital	5,004,780	54,952,484
		111,078,897
REGIONAL MALL 16.3%
General Growth Properties	5,786,584	127,304,848
Glimcher Realty Trust	6,026,078	60,441,563
Simon Property Group	3,741,479	613,602,556

2

		Number of Shares	Value
Taubman Centers		1,312,427	$92,906,707
			894,255,674
TOTAL SHOPPING CENTERS			1,568,202,557
SPECIALTY 1.0%
Digital Realty Trust		517,923	27,491,353
QTS Realty Trust, Class A		1,006,875	25,262,494
			52,753,847
TOTAL REAL ESTATE			5,399,708,778
TOTAL INVESTMENTS (Identified cost—$4,075,313,677)	98.8%		5,411,820,820

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		65,025,880

NET ASSETS (Equivalent to $68.53 per share based on 79,924,475 shares of common stock outstanding)	100.0%		$5,476,846,700

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock— Financial— Banks	$12,112,042	$—	$—	$12,112,042	(a)
Common Stock— Other Industries	5,399,708,778	5,399,708,778	—	—
Total Investments(b)	$5,411,820,820	$5,399,708,778	$—	$12,112,042

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2013	$11,429,206
Change in unrealized appreciation (depreciation)	682,836
Balance as of March 31, 2014	$12,112,042

The change in unrealized appreciation(depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $682,836.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2014	Valuation Technique	Unobservable Inputs	Range
Common Stock- Financial-Banks	$12,112,042	Market Comparable Companies	Price/Book Ratio Liquidity Discount	1.13x - 2.08x 30%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,075,313,677
Gross unrealized appreciation	$1,348,539,802
Gross unrealized depreciation	(12,032,659)
Net unrealized appreciation	$1,336,507,143

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014